                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-21591
                                    --------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      4500 MAIN STREET, KANSAS CITY, MISSOURI                   64111
--------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip Code)

                    CHARLES A. ETHERINGTON, 4500 MAIN STREET
                           KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:          07-31
                        --------------------------------------------------------

Date of reporting period:         10-31-2008
                           -----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(TM) INCOME PORTFOLIO
OCTOBER 31, 2008

[american century investments logo and text logo ®]

LIVESTRONG INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC EQUITY FUNDS - 42.1%
         1,098,375  NT Equity Growth Fund
                    Institutional Class                              $ 8,369,617
           503,066  NT Growth Fund Institutional Class                 4,089,927
         1,022,595  NT Large Company Value Fund
                    Institutional Class                                7,127,487
           346,894  NT Mid Cap Value Fund
                    Institutional Class                                2,542,733
           202,772  NT Small Company Fund
                    Institutional Class                                1,271,380
           212,361  NT Vista Fund Institutional Class                  1,618,191
            40,293  Real Estate Fund
                    Institutional Class                                  558,058
                                                                 ---------------
                                                                      25,577,393
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 36.4%
           457,969  High-Yield Fund Institutional Class                2,170,773
           432,298  Inflation-Adjusted Bond Fund
                    Institutional Class                                4,310,011
         1,578,262  NT Diversified Bond Fund
                    Institutional Class                               15,609,011
                                                                 ---------------
                                                                      22,089,795
                                                                 ---------------
MONEY MARKET FUNDS - 9.9%
         5,997,358  Premium Money Market Fund
                    Investor Class                                     5,997,358
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 6.5%
           303,993  International Bond Fund
                    Institutional Class                                3,973,189
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 4.9%
           440,120  NT International Growth Fund
                    Institutional Class                                2,944,403
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                   60,582,138
(Cost $70,232,413)                                               ---------------

OTHER ASSETS AND LIABILITIES - 0.2%                                      103,439
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                            $60,685,577
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century Investments funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. SECURITY VALUATIONS

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors /
Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of October 31, 2008:

                                                                    VALUE OF
                                                                   INVESTMENT
             VALUATION INPUTS                                      SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           $ 60,582,138
Level 2 - Other Significant Observable Inputs                                -
Level 3 - Significant Unobservable Inputs                                    -
                                                                ----------------
                                                                  $ 60,582,138
                                                                ================

4. FEDERAL TAX INFORMATION

As of October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 71,322,273
                                                                 ===============
Gross tax appreciation of investments                              $          -
Gross tax depreciation of investments                               (10,740,135)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $(10,740,135)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2008 follows:

                                                                                              OCTOBER 31, 2008
                       JULY 31, 2008    PURCHASE      SALES     REALIZED    DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST     GAIN (LOSS)   RECEIVED(1)    BALANCE       VALUE
-----------------------------------------------------------------------------------------------------------------
LIVESTRONG INCOME PORTFOLIO

NT Equity
Growth Fund
Institutional Class        856,240    $ 2,207,338  $  418,016  $ (83,141)     $ 55,182     1,098,375  $ 8,369,617
NT Growth Fund
Institutional Class        388,477      1,142,221     200,881    (33,387)            -       503,066    4,089,927
NT Large Company
Value Fund
Institutional Class        769,386      2,118,953     395,675   (112,309)       44,527     1,022,595    7,127,487
NT Mid Cap
Value Fund
Institutional Class        292,448        506,808     134,500    (31,305)       13,331       346,894    2,542,733
NT Small
Company Fund
Institutional Class        153,329        373,992      66,751    (15,158)        1,433       202,772    1,271,380
NT Vista Fund
Institutional Class        142,931        616,099      81,626    (17,097)            -       212,361    1,618,191
Real Estate Fund
Institutional Class         30,326        204,396      39,908    (13,907)        3,876        40,293      558,058
High-Yield Fund
Institutional Class        439,813        250,943     169,361    (29,852)       51,324       457,969    2,170,773
Inflation-Adjusted
Bond Fund
Institutional Class        467,270        412,767     827,003    (45,804)      126,275       432,298    4,310,011
NT Diversified
Bond Fund
Institutional Class      1,817,937      1,445,210   3,935,212    (97,588)      213,488     1,578,262   15,609,011
Premium Money
Market Fund
Investor Class           7,041,280        543,369   1,587,291          -        46,459     5,997,358    5,997,358
International
Bond Fund
Institutional Class        326,382        380,117     732,271    (57,376)      132,558       303,993    3,973,189
NT International
Growth Fund
Institutional Class        297,235      1,259,158     171,511    (42,653)            -       440,120    2,944,403
                       ------------------------------------------------------------------------------------------
                                      $11,461,371  $8,760,006  $(579,577)     $688,453                $60,582,138
                       ==========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(TM) 2015 PORTFOLIO
OCTOBER 31, 2008

[american century investments logo and text logo ®]

LIVESTRONG 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC EQUITY FUNDS - 44.8%
         3,049,449  NT Equity Growth Fund
                    Institutional Class                             $ 23,236,802
         1,814,384  NT Growth Fund Institutional Class                14,750,942
         2,998,200  NT Large Company Value Fund
                    Institutional Class                               20,897,454
         1,254,862  NT Mid Cap Value Fund
                    Institutional Class                                9,198,138
           593,327  NT Small Company Fund
                    Institutional Class                                3,720,160
         1,001,603  NT Vista Fund Institutional Class                  7,632,215
           158,629  Real Estate Fund
                    Institutional Class                                2,197,012
                                                                 ---------------
                                                                      81,632,723
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 35.3%
         1,328,933  High-Yield Fund Institutional Class                6,299,142
         1,271,391  Inflation-Adjusted Bond Fund
                    Institutional Class                               12,675,768
         4,593,597  NT Diversified Bond Fund
                    Institutional Class                               45,430,675
                                                                 ---------------
                                                                      64,405,585
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 7.7%
           546,291  NT Emerging Markets Fund
                    Institutional Class                                3,010,063
         1,640,662  NT International Growth Fund
                    Institutional Class                               10,976,029
                                                                 ---------------
                                                                      13,986,092
                                                                 ---------------
MONEY MARKET FUNDS - 6.6%
        12,146,365  Premium Money Market Fund
                    Investor Class                                    12,146,365
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 5.4%
           751,048  International Bond Fund
                    Institutional Class                                9,816,197
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                  181,986,962
(Cost $217,318,198)                                              ---------------

OTHER ASSETS AND LIABILITIES - 0.2%                                      310,987
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $182,297,949
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century Investments funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. SECURITY VALUATIONS

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors /
Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of October 31, 2008:

                                                                   VALUE OF
                                                                  INVESTMENT
             VALUATION INPUTS                                     SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $181,986,962
Level 2 - Other Significant Observable Inputs                               -
Level 3 - Significant Unobservable Inputs                                   -
                                                              ------------------
                                                                 $181,986,962
                                                              ==================

4. FEDERAL TAX INFORMATION

As of October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $220,399,800
                                                                 ===============
Gross tax appreciation of investments                              $         -
Gross tax depreciation of investments                               (38,412,838)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $(38,412,838)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2008 follows:

                                                                                                OCTOBER 31, 2008
                       JULY 31, 2008    PURCHASE      SALES      REALIZED     DISTRIBUTIONS    SHARE        MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST      GAIN (LOSS)    RECEIVED(1)    BALANCE        VALUE
---------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2015 PORTFOLIO

NT Equity
Growth Fund
Institutional Class      2,552,134    $ 4,838,421  $ 1,054,362  $  (256,680)   $  163,538     3,049,449  $ 23,236,802
NT Growth Fund
Institutional Class      1,481,964      3,448,500      650,468     (139,906)            -     1,814,384    14,750,942
NT Large Company
Value Fund
Institutional Class      2,441,771      4,982,235    1,058,932     (341,026)      140,347     2,998,200    20,897,454
NT Mid Cap
Value Fund
Institutional Class      1,133,888      1,407,265      574,026     (109,185)       51,360     1,254,862     9,198,138
NT Small
Company Fund
Institutional Class        475,348        900,030      171,136      (43,422)        4,417       593,327     3,720,160
NT Vista Fund
Institutional Class        708,665      2,634,364      349,411      (94,086)            -     1,001,603     7,632,215
Real Estate Fund
Institutional Class        127,130        612,410      127,076      (40,736)       16,124       158,629     2,197,012
High-Yield Fund
Institutional Class      1,291,014        650,156      492,726      (84,516)      149,420     1,328,933     6,299,142
Inflation-Adjusted
Bond Fund
Institutional Class      1,370,511      1,233,714    2,430,746     (131,735)      368,729     1,271,391    12,675,768
NT Diversified
Bond Fund
Institutional Class      5,290,466      4,284,256   11,579,513     (259,228)      615,924     4,593,597    45,430,675
NT Emerging
Markets Fund
Institutional Class        306,469      1,840,066      205,585      (93,843)            -       546,291     3,010,063
NT International
Growth Fund
Institutional Class      1,152,707      4,373,398      566,405     (167,524)            -     1,640,662    10,976,029
Premium Money
Market Fund
Investor Class          14,169,337      1,113,933    3,136,905            -        92,705    12,146,365    12,146,365
International
Bond Fund
Institutional Class        808,465        959,394    1,903,327     (157,823)      326,890       751,048     9,816,197
                       ----------------------------------------------------------------------------------------------
                                      $33,278,142  $24,300,618  $(1,919,710)   $1,929,454                $181,986,962
                       ==============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(TM) 2020 PORTFOLIO
OCTOBER 31, 2008

[american century investments logo and text logo ®]

LIVESTRONG 2020 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 49.6%
            95,912  NT Equity Growth Fund
                    Institutional Class                               $  730,850
            68,323  NT Growth Fund
                    Institutional Class                                  555,466
            98,904  NT Large Company Value Fund
                    Institutional Class                                  689,361
            44,270  NT Mid Cap Value Fund
                    Institutional Class                                  324,499
            24,464  NT Small Company Fund
                    Institutional Class                                  153,389
            36,584  NT Vista Fund Institutional Class                    278,770
             6,012  Real Estate Fund
                    Institutional Class                                   83,266
                                                                 ---------------
                                                                       2,815,601
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 32.3%
            38,463  High-Yield Fund Institutional Class                  182,315
            35,899  Inflation-Adjusted Bond Fund
                    Institutional Class                                  357,913
           130,415  NT Diversified Bond Fund
                    Institutional Class                                1,289,804
                                                                 ---------------
                                                                       1,830,032
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 9.3%
            24,170  NT Emerging Markets Fund
                    Institutional Class                                  133,177
            59,331  NT International Growth Fund
                    Institutional Class                                  396,924
                                                                 ---------------
                                                                         530,101
                                                                 ---------------
MONEY MARKET FUNDS - 4.9%
           279,735  Premium Money Market Fund
                    Investor Class                                       279,735
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 3.8%
            16,267  International Bond Fund
                    Institutional Class                                  212,610
                                                                 ---------------

TOTAL INVSTMENT SECURITIES - 99.9%                                     5,668,079
(Cost $6,373,716)                                                ---------------

OTHER ASSETS AND LIABILITIES - 0.1%                                        6,553
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                             $5,674,632
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2020 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century Investments funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. SECURITY VALUATIONS

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors /
Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of October 31, 2008:

                                                                    VALUE OF
                                                                   INVESTMENT
               VALUATION INPUTS                                    SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $5,668,079
Level 2 - Other Significant Observable Inputs                               -
Level 3 - Significant Unobservable Inputs                                   -
                                                                ----------------
                                                                   $5,668,079
                                                                ================

4. FEDERAL TAX INFORMATION

As of October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $6,475,770
                                                                 ===============
Gross tax appreciation of investments                                $        -
Gross tax depreciation of investments                                  (807,691)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $ (807,691)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2020 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2008 follows:

                                                                                         OCTOBER 31, 2008
                       JULY 31, 2008   PURCHASE     SALES    REALIZED    DISTRIBUTIONS   SHARE     MARKET
FUND/UNDERLYING FUND   SHARE BALANCE     COST       COST    GAIN (LOSS)   RECEIVED(1)   BALANCE     VALUE
-----------------------------------------------------------------------------------------------------------
LIVESTRONG 2020 PORTFOLIO

NT Equity
Growth Fund
Institutional Class       13,523      $  761,752  $ 59,743  $ (14,145)      $ 2,305      95,912  $  730,850
NT Growth Fund
Institutional Class        9,493         587,930    48,223    (12,841)            -      68,323     555,466
NT Large Company
Value Fund
Institutional Class       13,966         718,791    56,341    (13,527)        2,062      98,904     689,361
NT Mid Cap
Value Fund
Institutional Class        6,894         333,141    25,491     (4,999)          809      44,270     324,499
NT Small
Company Fund
Institutional Class        3,331         164,908    13,284     (3,579)           83      24,464     153,389
NT Vista Fund
Institutional Class        4,392         299,632    26,988     (9,656)            -      36,584     278,770
Real Estate Fund
Institutional Class          835         104,135     8,882     (2,850)          274       6,012      83,266
High-Yield Fund
Institutional Class        6,418         186,351    15,080     (2,252)        2,381      38,463     182,315
Inflation-Adjusted
Bond Fund
Institutional Class        6,564         367,264    47,435     (4,401)        4,948      35,899     357,913
NT Diversified
Bond Fund
Institutional Class       25,513       1,280,131   214,086     (6,952)        9,046     130,415   1,289,804
NT Emerging
Markets Fund
Institutional Class        2,495         168,060    18,177     (8,850)            -      24,170     133,177
NT International
Growth Fund
Institutional Class        7,356         456,973    42,262    (15,265)            -      59,331     396,924
Premium Money
Market Fund
Investor Class            55,710         272,926    48,901          -         1,206     279,735     279,735
International
Bond Fund
Institutional Class        2,934         220,086    35,235     (3,772)        3,348      16,267     212,610
                       ------------------------------------------------------------------------------------
                                      $5,922,080  $660,128  $(103,089)      $26,462              $5,668,079
                       ====================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(TM) 2025 PORTFOLIO
OCTOBER 31, 2008

[american century investments logo and text logo ®]

LIVESTRONG 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 52.3%
         4,128,685  NT Equity Growth Fund
                    Institutional Class                             $ 31,460,580
         3,456,685  NT Growth Fund Institutional Class                28,102,849
         4,418,940  NT Large Company Value Fund
                    Institutional Class                               30,800,012
         1,784,193  NT Mid Cap Value Fund
                    Institutional Class                               13,078,135
         1,406,296  NT Small Company Fund
                    Institutional Class                                8,817,476
         1,696,378  NT Vista Fund Institutional Class                 12,926,400
           294,351  Real Estate Fund
                    Institutional Class                                4,076,761
                                                                 ---------------
                                                                     129,262,213
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 29.8%
         1,527,391  High-Yield Fund Institutional Class                7,239,833
         1,461,441  Inflation-Adjusted Bond Fund
                    Institutional Class                               14,570,567
         5,234,173  NT Diversified Bond Fund
                    Institutional Class                               51,765,971
                                                                 ---------------
                                                                      73,576,371
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 11.3%
         1,270,949  NT Emerging Markets Fund
                    Institutional Class                                7,002,929
         3,114,859  NT International Growth Fund
                    Institutional Class                               20,838,407
                                                                 ---------------
                                                                      27,841,336
                                                                 ---------------
MONEY MARKET FUNDS - 5.1%
        12,675,581  Premium Money Market Fund
                    Investor Class                                    12,675,581
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 1.4%
           272,917  International Bond Fund
                    Institutional Class                                3,567,025
                                                                 ---------------

TOTAL INVSTMENT SECURITIES - 99.9%                                   246,922,526
(Cost $306,828,302)                                              ---------------

OTHER ASSETS AND LIABILITIES - 0.1%                                      355,518
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $247,278,044
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century Investments funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. SECURITY VALUATIONS

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors /
Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of October 31, 2008:

                                                                    VALUE OF
                                                                   INVESTMENT
               VALUATION INPUTS                                    SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           $246,922,526
Level 2 - Other Significant Observable Inputs                                -
Level 3 - Significant Unobservable Inputs                                    -
                                                                ----------------
                                                                  $246,922,526
                                                                ================

4. FEDERAL TAX INFORMATION

As of October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $310,716,597
                                                                 ===============
Gross tax appreciation of investments                              $          -
Gross tax depreciation of investments                               (63,794,071)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $(63,794,071)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2008 follows:

                                                                                                OCTOBER 31, 2008
                       JULY 31, 2008    PURCHASE      SALES       REALIZED    DISTRIBUTIONS    SHARE        MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST       GAIN (LOSS)   RECEIVED(1)    BALANCE        VALUE
---------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2025 PORTFOLIO

NT Equity
Growth Fund
Institutional Class      3,602,431    $ 4,821,160  $   761,214  $  (210,907)   $  230,606     4,128,685  $ 31,460,580
NT Growth Fund
Institutional Class      2,941,097      5,042,255      667,565     (172,282)            -     3,456,685    28,102,849
NT Large Company
Value Fund
Institutional Class      3,752,460      5,691,914      812,930     (273,633)      215,529     4,418,940    30,800,012
NT Mid Cap
Value Fund
Institutional Class      1,680,943      1,410,912      764,076     (143,976)       76,034     1,784,193    13,078,135
NT Small
Company Fund
Institutional Class      1,174,267      1,672,780      233,562      (61,110)       10,901     1,406,296     8,817,476
NT Vista Fund
Institutional Class      1,249,163      3,849,079      325,003     (104,830)            -     1,696,378    12,926,400
Real Estate Fund
Institutional Class        245,954        878,195      123,942      (42,359)       31,164       294,351     4,076,761
High-Yield Fund
Institutional Class      1,544,407        612,236      797,722     (141,887)      176,295     1,527,391     7,239,833
Inflation-Adjusted
Bond Fund
Institutional Class      1,639,867      1,224,496    3,342,922     (195,723)      440,300     1,461,441    14,570,567
NT Diversified
Bond Fund
Institutional Class      6,276,546      4,216,084   15,123,515     (362,058)      722,327     5,234,173    51,765,971
NT Emerging
Markets Fund
Institutional Class        740,611      3,971,774      263,459     (131,347)            -     1,270,949     7,002,929
NT International
Growth Fund
Institutional Class      2,276,565      7,244,735      586,383     (201,159)            -     3,114,859    20,838,407
Premium Money
Market Fund
Investor Class          15,395,670      1,003,868    3,723,957            -        99,287    12,675,581    12,675,581
International
Bond Fund
Institutional Class        305,876        300,819      828,818      (73,966)      123,409       272,917     3,567,025
                       ----------------------------------------------------------------------------------------------
                                      $41,940,307  $28,355,068  $(2,115,237)   $2,125,852                $246,922,526
                       ==============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(TM) 2030 PORTFOLIO
OCTOBER 31, 2008

[american century investments logo and text logo ®]

LIVESTRONG 2030 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 58.4%
            89,539  NT Equity Growth Fund
                    Institutional Class                               $  682,286
            82,377  NT Growth Fund
                    Institutional Class                                  669,725
            98,171  NT Large Company Value Fund
                    Institutional Class                                  684,251
            40,484  NT Mid Cap Value Fund
                    Institutional Class                                  296,748
            33,485  NT Small Company Fund
                    Institutional Class                                  209,951
            39,464  NT Vista Fund Institutional Class                    300,716
             6,310  Real Estate Fund
                    Institutional Class                                   87,394
                                                                 ---------------
                                                                       2,931,071
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 24.6%
            26,196  High-Yield Fund Institutional Class                  124,169
            24,394  Inflation-Adjusted Bond Fund
                    Institutional Class                                  243,208
            87,861  NT Diversified Bond Fund
                    Institutional Class                                  868,946
                                                                 ---------------
                                                                       1,236,323
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 13.0%
            29,840  NT Emerging Markets Fund
                    Institutional Class                                  164,418
            72,873  NT International Growth Fund
                    Institutional Class                                  487,521
                                                                 ---------------
                                                                         651,939
                                                                 ---------------
MONEY MARKET FUNDS - 3.9%
           195,083  Premium Money Market Fund
                    Investor Class                                       195,083
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                    5,014,416
(Cost $5,757,263)                                                ---------------

OTHER ASSETS AND LIABILITIES - 0.1%                                        4,500
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                             $5,018,916
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2030 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century Investments funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. SECURITY VALUATIONS

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors /
Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of October 31, 2008:

                                                                    VALUE OF
                                                                   INVESTMENT
            VALUATION INPUTS                                       SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $5,014,416
Level 2 - Other Significant Observable Inputs                               -
Level 3 - Significant Unobservable Inputs                                   -
                                                                ----------------
                                                                   $5,014,416
                                                                ================

4. FEDERAL TAX INFORMATION

As of October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $5,783,266
                                                                 ===============
Gross tax appreciation of investments                                $        -
Gross tax depreciation of investments                                  (768,850)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $ (768,850)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2030 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2008 follows:

                                                                                         OCTOBER 31, 2008
                       JULY 31, 2008   PURCHASE     SALES    REALIZED    DISTRIBUTIONS   SHARE     MARKET
FUND/UNDERLYING FUND   SHARE BALANCE     COST       COST    GAIN (LOSS)   RECEIVED(1)   BALANCE     VALUE
-----------------------------------------------------------------------------------------------------------
LIVESTRONG 2030 PORTFOLIO

NT Equity
Growth Fund
Institutional Class        8,437      $  719,967  $ 15,152   $ (2,114)      $ 1,364      89,539  $  682,286
NT Growth Fund
Institutional Class        7,661         710,915    15,453     (2,415)            -      82,377     669,725
NT Large Company
Value Fund
Institutional Class        9,291         724,459    15,490     (2,445)        1,301      98,171     684,251
NT Mid Cap
Value Fund
Institutional Class        4,234         310,693     6,341       (556)          470      40,484     296,748
NT Small
Company Fund
Institutional Class        3,119         226,871     4,944       (748)           73      33,485     209,951
NT Vista Fund
Institutional Class        3,204         321,511     7,624     (1,833)            -      39,464     300,716
Real Estate Fund
Institutional Class          642         110,238     2,581       (389)          200       6,310      87,394
High-Yield Fund
Institutional Class        2,819         130,421     5,872       (761)        1,322      26,196     124,169
Inflation-Adjusted
Bond Fund
Institutional Class        2,949         265,020    31,924     (3,037)        2,116      24,394     243,208
NT Diversified
Bond Fund
Institutional Class       11,435         917,833   139,213     (5,862)        4,901      87,861     868,946
NT Emerging
Markets Fund
Institutional Class        2,059         204,337     5,573     (2,022)            -      29,840     164,418
NT International
Growth Fund
Institutional Class        5,964         559,709    13,353     (3,317)            -      72,873     487,521
Premium Money
Market Fund
Investor Class            26,107         204,178    35,202          -           711     195,083     195,083
                       ------------------------------------------------------------------------------------
                                      $5,406,152  $298,722   $(25,499)      $12,458              $5,014,416
                       ====================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(TM) 2035 PORTFOLIO
OCTOBER 31, 2008

[american century investments logo and text logo ®]

LIVESTRONG 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 63.8%
         2,785,101  NT Equity Growth Fund
                    Institutional Class                             $ 21,222,470
         2,553,362  NT Growth Fund Institutional Class                20,758,833
         3,064,382  NT Large Company Value Fund
                    Institutional Class                               21,358,743
         1,380,801  NT Mid Cap Value Fund
                    Institutional Class                               10,121,271
           959,282  NT Small Company Fund
                    Institutional Class                                6,014,698
         1,352,352  NT Vista Fund Institutional Class                 10,304,922
           226,906  Real Estate Fund
                    Institutional Class                                3,142,648
                                                                 ---------------
                                                                      92,923,585
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 20.9%
           623,328  High-Yield Fund Institutional Class                2,954,575
           590,281  Inflation-Adjusted Bond Fund
                    Institutional Class                                5,885,102
         2,175,397  NT Diversified Bond Fund
                    Institutional Class                               21,514,676
                                                                 ---------------
                                                                      30,354,353
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 13.7%
         1,105,011  NT Emerging Markets Fund
                    Institutional Class                                6,088,611
         2,074,769  NT International Growth Fund
                    Institutional Class                               13,880,204
                                                                 ---------------
                                                                      19,968,815
                                                                 ---------------
MONEY MARKET FUNDS - 1.5%
         2,123,526  Premium Money Market Fund
                    Investor Class                                     2,123,526
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  145,370,279
(Cost $189,065,229)                                              ---------------

OTHER ASSETS AND LIABILITIES - 0.1%                                      200,566
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $145,570,845
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century Investments funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. SECURITY VALUATIONS

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors /
Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of October 31, 2008:

                                                                   VALUE OF
                                                                  INVESTMENT
             VALUATION INPUTS                                     SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $145,370,279
Level 2 - Other Significant Observable Inputs                               -
Level 3 - Significant Unobservable Inputs                                   -
                                                              ------------------
                                                                 $145,370,279
                                                              ==================

4. FEDERAL TAX INFORMATION

As of October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $191,224,632
                                                                 ===============
Gross tax appreciation of investments                              $          -
Gross tax depreciation of investments                               (45,854,353)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $(45,854,353)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2008 follows:

                                                                                               OCTOBER 31, 2008
                       JULY 31, 2008    PURCHASE      SALES       REALIZED    DISTRIBUTIONS   SHARE       MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST       GAIN (LOSS)   RECEIVED(1)   BALANCE       VALUE
-------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2035 PORTFOLIO

NT Equity
Growth Fund
Institutional Class      2,449,303    $ 3,189,848  $   614,173  $  (117,070)   $  155,468   2,785,101  $ 21,222,470
NT Growth Fund
Institutional Class      2,222,291      3,198,121      349,746      (78,553)            -   2,553,362    20,758,833
NT Large
Company Value Fund
Institutional Class      2,606,109      3,756,004      397,182     (125,997)      148,279   3,064,382    21,358,743
NT Mid Cap
Value Fund
Institutional Class      1,312,467      1,129,585      736,652     (120,454)       58,861   1,380,801    10,121,271
NT Small
Company Fund
Institutional Class        814,541      1,140,253      237,802      (44,488)        7,499     959,282     6,014,698
NT Vista Fund
Institutional Class      1,024,146      2,805,077      187,224      (56,455)            -   1,352,352    10,304,922
Real Estate Fund
Institutional Class        189,899        707,940       89,044      (26,798)       23,834     226,906     3,142,648
High-Yield Fund
Institutional Class        675,627        322,013      687,035     (138,679)       76,196     623,328     2,954,575
Inflation-Adjusted
Bond Fund
Institutional Class        716,608        644,033    2,137,930     (156,368)      191,217     590,281     5,885,102
NT Diversified
Bond Fund
Institutional Class      2,815,854      2,276,747    8,986,465     (297,710)      321,998   2,175,397    21,514,676
NT Emerging
Markets Fund
Institutional Class        676,185      3,221,059      168,690      (81,491)            -   1,105,011     6,088,611
NT International
Growth Fund
Institutional Class      1,580,696      4,279,348      281,223      (87,496)            -   2,074,769    13,880,204
Premium Money
Market Fund
Investor Class           2,798,043        219,621      894,138            -        17,887   2,123,526     2,123,526
                       --------------------------------------------------------------------------------------------
                                      $26,889,649  $15,767,304  $(1,331,559)   $1,001,239              $145,370,279
                       ============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(TM) 2040 PORTFOLIO
OCTOBER 31, 2008

[american century investments logo and text logo ®]

LIVESTRONG 2040 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 67.2%
            50,196  NT Equity Growth Fund
                    Institutional Class                               $  382,494
            46,179  NT Growth Fund Institutional Class                   375,435
            55,027  NT Large Company Value Fund
                    Institutional Class                                  383,538
            25,220  NT Mid Cap Value Fund
                    Institutional Class                                  184,863
            16,927  NT Small Company Fund
                    Institutional Class                                  106,132
            24,569  NT Vista Fund Institutional Class                    187,216
             3,846  Real Estate Fund
                    Institutional Class                                   53,267
                                                                 ---------------
                                                                       1,672,945
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 18.2%
             9,630  High-Yield Fund Institutional Class                   45,646
             8,790  Inflation-Adjusted Bond Fund
                    Institutional Class                                   87,636
            32,364  NT Diversified Bond Fund
                    Institutional Class                                  320,080
                                                                 ---------------
                                                                         453,362
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 14.5%
            22,092  NT Emerging Markets Fund
                    Institutional Class                                  121,727
            36,016  NT International Growth Fund
                    Institutional Class                                  240,947
                                                                 ---------------
                                                                         362,674
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                    2,488,981
(Cost $2,947,148)                                                ---------------

OTHER ASSETS AND LIABILITIES - 0.1%                                        1,616
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                             $2,490,597
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2040 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century Investments funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. SECURITY VALUATIONS

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors /
Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of October 31, 2008:

                                                                   VALUE OF
                                                                  INVESTMENT
             VALUATION INPUTS                                     SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           $2,488,981
Level 2 - Other Significant Observable Inputs                              -
Level 3 - Significant Unobservable Inputs                                  -
                                                               -----------------
                                                                  $2,488,981
                                                               =================

4. FEDERAL TAX INFORMATION

As of October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $2,979,276
                                                                 ===============
Gross tax appreciation of investments                                $        -
Gross tax depreciation of investments                                  (490,295)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $ (490,295)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2040 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2008 follows:

                                                                                         OCTOBER 31, 2008
                       JULY 31, 2008   PURCHASE     SALES    REALIZED    DISTRIBUTIONS   SHARE     MARKET
FUND/UNDERLYING FUND   SHARE BALANCE     COST       COST    GAIN (LOSS)   RECEIVED(1)   BALANCE     VALUE
-----------------------------------------------------------------------------------------------------------
LIVESTRONG 2040 PORTFOLIO

NT Equity
Growth Fund
Institutional Class        12,654     $  337,588  $ 13,099   $ (3,970)      $1,066       50,196  $  382,494
NT Growth Fund
Institutional Class        11,476        332,330    13,339     (4,327)           -       46,179     375,435
NT Large Company
Value Fund
Institutional Class        14,033        341,357    14,862     (4,183)       1,016       55,027     383,538
NT Mid Cap
Value Fund
Institutional Class         7,065        161,186     9,485     (1,551)         410       25,220     184,863
NT Small
Company Fund
Institutional Class         4,216         95,748     3,924     (1,317)          52       16,927     106,132
NT Vista Fund
Institutional Class         5,346        170,966     7,564     (3,131)           -       24,569     187,216
Real Estate Fund
Institutional Class         1,073         55,382     3,220       (905)         171        3,846      53,267
High-Yield Fund
Institutional Class         2,749         40,438     4,275       (801)         598        9,630      45,646
Inflation-Adjusted
Bond Fund
Institutional Class         2,805         80,336    15,862     (1,719)       1,072        8,790      87,636
NT Diversified
Bond Fund
Institutional Class        11,113        284,771    68,673     (2,890)       2,301       32,364     320,080
NT Emerging
Markets Fund
Institutional Class         4,109        133,788     6,782     (3,561)           -       22,092     121,727
NT International
Growth Fund
Institutional Class         7,910        236,736    10,348     (4,233)           -       36,016     240,947
                       ------------------------------------------------------------------------------------
                                      $2,270,626  $171,433   $(32,588)      $6,686               $2,488,981
                       ====================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(TM) 2045 PORTFOLIO
OCTOBER 31, 2008

[american century investments logo and text logo ®]

LIVESTRONG 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 69.0%
         1,866,369  NT Equity Growth Fund
                    Institutional Class                              $14,221,732
         1,709,644  NT Growth Fund Institutional Class                13,899,406
         2,083,920  NT Large Company Value Fund
                    Institutional Class                               14,524,922
           921,748  NT Mid Cap Value Fund
                    Institutional Class                                6,756,413
           687,573  NT Small Company Fund
                    Institutional Class                                4,311,083
           891,143  NT Vista Fund Institutional Class                  6,790,510
           150,478  Real Estate Fund
                    Institutional Class                                2,084,120
                                                                 ---------------
                                                                      62,588,186
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 15.8%
           304,661  High-Yield Fund Institutional Class                1,444,093
           277,098  Inflation-Adjusted Bond Fund
                    Institutional Class                                2,762,667
         1,021,982  NT Diversified Bond Fund
                    Institutional Class                               10,107,402
                                                                 ---------------
                                                                      14,314,162
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 15.1%
           945,177  NT Emerging Markets Fund
                    Institutional Class                                5,207,925
         1,272,419  NT International Growth Fund
                    Institutional Class                                8,512,483
                                                                 ---------------
                                                                      13,720,408
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                   90,622,756
(Cost $121,855,357)                                              ---------------

OTHER ASSETS AND LIABILITIES - 0.1%                                       88,199
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                            $90,710,955
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century Investments funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. SECURITY VALUATIONS

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors /
Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of October 31, 2008:

                                                                    VALUE OF
                                                                   INVESTMENT
            VALUATION INPUTS                                       SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $90,622,756
Level 2 - Other Significant Observable Inputs                                -
Level 3 - Significant Unobservable Inputs                                    -
                                                                 ---------------
                                                                   $90,622,756
                                                                 ===============

4. FEDERAL TAX INFORMATION

As of October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $125,087,563
                                                                 ===============
Gross tax appreciation of investments                              $          -
Gross tax depreciation of investments                               (34,464,807)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $(34,464,807)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2008 follows:

                                                                                               OCTOBER 31, 2008
                       JULY 31, 2008    PURCHASE      SALES       REALIZED    DISTRIBUTIONS    SHARE      MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST       GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
-------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2045 PORTFOLIO

NT Equity
Growth Fund
Institutional Class      1,767,703    $ 1,653,070  $ 1,048,733  $  (263,336)    $111,080     1,866,369  $14,221,732
NT Growth Fund
Institutional Class      1,603,749      1,636,773      855,169     (241,852)           -     1,709,644   13,899,406
NT Large Company
Value Fund
Institutional Class      1,911,044      1,966,525      814,528     (300,453)     107,721     2,083,920   14,524,922
NT Mid Cap
Value Fund
Institutional Class        949,245        492,873      912,374     (201,691)      42,163       921,748    6,756,413
NT Small
Company Fund
Institutional Class        651,548        544,157      377,710      (88,054)       5,939       687,573    4,311,083
NT Vista Fund
Institutional Class        740,940      1,573,693      396,112     (151,657)           -       891,143    6,790,510
Real Estate Fund
Institutional Class        155,018        193,344      379,554     (138,069)      19,279       150,478    2,084,120
High-Yield Fund
Institutional Class        341,459        112,089      353,443      (64,487)      38,108       304,661    1,444,093
Inflation-Adjusted
Bond Fund
Institutional Class        362,388        224,135    1,209,743      (85,316)      95,636       277,098    2,762,667
NT Diversified
Bond Fund
Institutional Class      1,428,483        795,462    5,020,145     (171,952)     161,275     1,021,982   10,107,402
NT Emerging
Markets Fund
Institutional Class        631,758      2,691,083      466,655     (255,933)           -       945,177    5,207,925
NT International
Growth Fund
Institutional Class      1,037,672      2,412,954      534,042     (205,361)           -     1,272,419    8,512,483
                       --------------------------------------------------------------------------------------------
                                      $14,296,158  $12,368,208  $(2,168,161)    $581,201                $90,622,756
                       ============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(TM) 2050 PORTFOLIO
OCTOBER 31, 2008

[american century investments logo and text logo ®]

LIVESTRONG 2050 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 70.4%
            27,686  NT Equity Growth Fund
                    Institutional Class                               $  210,967
            25,505  NT Growth Fund Institutional Class                   207,356
            30,850  NT Large Company Value Fund
                    Institutional Class                                  215,025
            13,949  NT Mid Cap Value Fund
                    Institutional Class                                  102,246
            10,668  NT Small Company Fund
                    Institutional Class                                   66,888
            13,540  NT Vista Fund Institutional Class                    103,175
             2,442  Real Estate Fund
                    Institutional Class                                   33,822
                                                                 ---------------
                                                                         939,479
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 14.2%
             4,073  High-Yield Fund Institutional Class                   19,306
             3,716  Inflation-Adjusted Bond Fund
                    Institutional Class                                   37,049
            13,515  NT Diversified Bond Fund
                    Institutional Class                                  133,663
                                                                 ---------------
                                                                         190,018
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 15.3%
            14,826  NT Emerging Markets Fund
                    Institutional Class                                   81,691
            18,364  NT International Growth Fund
                    Institutional Class                                  122,855
                                                                 ---------------
                                                                         204,546
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                    1,334,043
(Cost $1,615,765)                                                ---------------

OTHER ASSETS AND LIABILITIES - 0.1%                                          643
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                             $1,334,686
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2050 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century Investments funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. SECURITY VALUATIONS

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors /
Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of October 31, 2008:

                                                                  VALUE OF
                                                                 INVESTMENT
              VALUATION INPUTS                                   SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $1,334,043
Level 2 - Other Significant Observable Inputs                             -
Level 3 - Significant Unobservable Inputs                                 -
                                                            --------------------
                                                                 $1,334,043
                                                            ====================

4. FEDERAL TAX INFORMATION

As of October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $1,639,878
                                                                 ===============
Gross tax appreciation of investments                                $        -
Gross tax depreciation of investments                                  (305,835)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $ (305,835)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2050 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2008 follows:

                                                                                         OCTOBER 31, 2008
                       JULY 31, 2008   PURCHASE     SALES    REALIZED    DISTRIBUTIONS   SHARE     MARKET
FUND/UNDERLYING FUND   SHARE BALANCE     COST       COST    GAIN (LOSS)   RECEIVED(1)   BALANCE     VALUE
-----------------------------------------------------------------------------------------------------------
LIVESTRONG 2050 PORTFOLIO

NT Equity
Growth Fund
Institutional Class       7,438       $  188,745  $ 13,217   $ (2,686)      $  678       27,686  $  210,967
NT Growth Fund
Institutional Class       6,726          188,485    13,574     (3,047)           -       25,505     207,356
NT Large
Company Value Fund
Institutional Class       8,267          192,614    13,676     (2,979)         659       30,850     215,025
NT Mid
Cap Value Fund
Institutional Class       4,102           89,299     6,712       (944)         261       13,949     102,246
NT Small
Company Fund
Institutional Class       2,807           61,917     4,495     (1,038)          37       10,668      66,888
NT Vista Fund
Institutional Class       3,119           98,205     7,656     (2,463)           -       13,540     103,175
Real Estate Fund
Institutional Class         681           35,683     4,164     (1,033)         121        2,442      33,822
High-Yield Fund
Institutional Class       1,255           17,978     3,146       (517)         265        4,073      19,306
Inflation-Adjusted
Bond Fund
Institutional Class       1,312           35,352     9,624       (889)         518        3,716      37,049
NT Diversified
Bond Fund
Institutional Class       5,134          124,432    39,483     (1,577)       1,037       13,515     133,663
NT Emerging
Markets Fund
Institutional Class       2,839           91,318     7,898     (3,392)           -       14,826      81,691
NT International
Growth Fund
Institutional Class       4,230          124,909     9,714     (3,157)           -       18,364     122,855
                       ------------------------------------------------------------------------------------
                                      $1,248,937  $133,359   $(23,722)      $3,576               $1,334,043
                       ====================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(SM): VERY CONSERVATIVE
OCTOBER 31, 2008

[american century investments logo and text logo ®]

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC FIXED INCOME FUNDS - 40.3%
         3,687,083  Diversified Bond Fund
                    Investor Class                                   $36,207,155
                                                                 ---------------
DOMESTIC EQUITY FUNDS - 25.3%
           254,896  Equity Growth Fund Investor Class                  4,241,469
           156,434  Growth Fund Investor Class                         2,767,317
         1,527,832  Large Company Value Fund
                    Investor Class                                     7,134,976
           120,246  Real Estate Fund Investor Class                    1,663,002
           164,437  Small Company Fund
                    Investor Class                                       930,713
           978,667  Value Fund Investor Class                          4,589,949
           112,888  Vista Fund Investor Class                          1,403,198
                                                                 ---------------
                                                                      22,730,624
                                                                 ---------------
MONEY MARKET FUNDS - 24.7%
        22,241,169  Prime Money Market Fund
                    Investor Class                                    22,241,169
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 9.5%
           652,772  International Bond Fund
                    Investor Class                                     8,525,202
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                   89,704,150
(Cost $98,370,340)                                               ---------------

OTHER ASSETS AND LIABILITIES - 0.2%                                      206,895
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                            $89,911,045
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century Investments funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. SECURITY VALUATIONS

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors /
Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of October 31, 2008:

                                                                  VALUE OF
                                                                 INVESTMENT
                VALUATION INPUTS                                 SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $89,704,150
Level 2 - Other Significant Observable Inputs                              -
Level 3 - Significant Unobservable Inputs                                  -
                                                             -------------------
                                                                 $89,704,150
                                                             ===================

4. FEDERAL TAX INFORMATION

As of October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $99,532,342
                                                                 ===============
Gross tax appreciation of investments                               $         -
Gross tax depreciation of investments                                (9,828,192)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $(9,828,192)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the three months ended October 31, 2008, follows:

                                                                                             OCTOBER 31, 2008
                       JULY 31, 2008    PURCHASE     SALES      REALIZED    DISTRIBUTIONS    SHARE      MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST       COST      GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
-----------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE

Diversified
Bond Fund
Investor Class           3,366,876    $ 6,413,353  $3,260,853  $(149,482)     $396,622     3,687,083  $36,207,155
Equity
Growth Fund
Investor Class             177,467      1,536,700     174,840    (43,165)       24,384       254,896    4,241,469
Growth Fund
Investor Class             108,101      1,037,963     111,199    (23,313)            -       156,434    2,767,317
Large Company
Value Fund
Investor Class           1,083,408      2,472,944     315,427    (96,199)       42,836     1,527,832    7,134,976
Real Estate Fund
Investor Class              85,642        678,102      86,140    (27,486)       10,283       120,246    1,663,002
Small
Company Fund
Investor Class             111,321        364,389      41,279    (11,983)            -       164,437      930,713
Value Fund
Investor Class             764,986      1,208,338     200,871    (62,016)       27,534       978,667    4,589,949
Vista Fund
Investor Class              67,551        661,724      64,368    (20,355)            -       112,888    1,403,198
Prime Money
Market Fund
Investor Class          20,791,066      3,871,568   2,421,465          -       147,153    22,241,169   22,241,169
International
Bond Fund
Investor Class             545,520      1,817,891     327,245    (34,876)      226,900       652,772    8,525,202
                      -------------------------------------------------------------------------------------------
                                      $20,062,972  $7,003,687  $(468,875)     $875,712                $89,704,150
                      ===========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(SM): CONSERVATIVE
OCTOBER 31, 2008

[american century investments logo and text logo ®]

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC EQUITY FUNDS - 39.9%
         1,266,656  Equity Growth Fund Investor Class               $ 21,077,156
           719,819  Growth Fund Investor Class                        12,733,598
         5,630,471  Large Company Value Fund
                    Investor Class                                    26,294,300
           317,612  Real Estate Fund Investor Class                    4,392,574
           649,100  Small Company Fund
                    Investor Class                                     3,673,906
         3,527,090  Value Fund Investor Class                         16,542,052
           790,599  Vista Fund Investor Class                          9,827,146
                                                                 ---------------
                                                                      94,540,732
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 37.0%
         8,929,199  Diversified Bond Fund
                    Investor Class                                    87,684,734
                                                                 ---------------
MONEY MARKET FUNDS - 9.7%
        22,920,675  Prime Money Market Fund
                    Investor Class                                    22,920,675
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 7.5%
         1,363,656  International Bond Fund
                    Investor Class                                    17,809,347
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 5.7%
         1,784,342  International Growth Fund
                    Investor Class                                    13,560,999
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                  236,516,487
(Cost $277,514,248)                                              ---------------

OTHER ASSETS AND LIABILITIES - 0.2%                                      389,108
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $236,905,595
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century Investments funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. SECURITY VALUATIONS

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors /
Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of October 31, 2008:

                                                                   VALUE OF
                                                                  INVESTMENT
              VALUATION INPUTS                                    SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $236,516,487
Level 2 - Other Significant Observable Inputs                               -
Level 3 - Significant Unobservable Inputs                                   -
                                                              ------------------
                                                                 $236,516,487
                                                              ==================

4. FEDERAL TAX INFORMATION

As of October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $283,077,338
                                                                 ===============
Gross tax appreciation of investments                              $          -
Gross tax depreciation of investments                               (46,560,851)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $(46,560,851)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the three months ended October 31, 2008, follows:

                                                                                                 OCTOBER 31, 2008
                       JULY 31, 2008    PURCHASE      SALES       REALIZED    DISTRIBUTIONS     SHARE       MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST       GAIN (LOSS)    RECEIVED(1)    BALANCE       VALUE
---------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE

Equity
Growth Fund
Investor Class           1,117,887    $ 4,067,459  $ 2,015,936  $  (618,048)   $  143,152     1,266,656  $ 21,077,156
Growth Fund
Investor Class             630,845      2,598,587    1,142,699     (279,200)            -       719,819    12,733,598
Large Company
Value Fund
Investor Class           5,059,222      4,597,263    2,653,006     (926,518)      186,614     5,630,471    26,294,300
Real Estate Fund
Investor Class             285,565        908,628      523,728     (194,551)       32,078       317,612     4,392,574
Small
Company Fund
Investor Class             556,933        818,884      380,393     (133,648)            -       649,100     3,673,906
Value Fund
Investor Class           3,490,382      1,310,969    1,632,412     (563,590)      117,440     3,527,090    16,542,052
Vista Fund
Investor Class             600,645      3,188,305    1,039,213     (381,251)            -       790,599     9,827,146
Diversified
Bond Fund
Investor Class          10,405,102      5,145,505   20,281,261     (547,578)    1,129,235     8,929,199    87,684,734
International
Growth Fund
Investor Class           1,404,203      4,327,242    1,561,574     (574,889)            -     1,784,342    13,560,999
International
Bond Fund
Investor Class           1,455,057      1,083,076    2,436,762     (133,016)      561,394     1,363,656    17,809,347
Prime Money
Market Fund
Investor Class          27,310,715      1,320,256    5,710,296            -       175,700    22,920,675    22,920,675
                       ----------------------------------------------------------------------------------------------
                                      $29,366,174  $39,377,280  $(4,352,289)   $2,345,613                $236,516,487
                       ==============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(SM): MODERATE
OCTOBER 31, 2008

[american century investments logo and text logo ®]

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 50.8%
         4,966,171  Equity Growth Fund Investor Class               $ 82,637,086
         2,506,297  Growth Fund Investor Class                        44,336,394
        10,344,704  Large Company Value Fund
                    Investor Class                                    48,309,768
           595,418  Real Estate Fund Investor Class                    8,234,631
         1,804,750  Small Company Fund
                    Investor Class                                    10,214,885
         5,752,133  Value Fund Investor Class                         26,977,504
         2,954,043  Vista Fund Investor Class                         36,718,754
                                                                 ---------------
                                                                     257,429,022
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 27.1%
        12,965,512  Diversified Bond Fund
                    Investor Class                                   127,321,327
         2,082,025  High-Yield Fund Investor Class                     9,868,799
                                                                 ---------------
                                                                     137,190,126
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 13.4%
         4,113,680  Emerging Markets Fund
                    Investor Class                                    18,511,560
         6,476,314  International Growth Fund
                    Investor Class                                    49,219,986
                                                                 ---------------
                                                                      67,731,546
                                                                 ---------------
MONEY MARKET FUNDS - 5.8%
        29,633,756  Prime Money Market Fund
                    Investor Class                                    29,633,756
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 2.8%
         1,093,307  International Bond Fund
                    Investor Class                                    14,278,589
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  506,263,039
(Cost $639,710,196)                                              ---------------

OTHER ASSETS AND LIABILITIES - 0.1%                                      626,368
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $506,889,407
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century Investments funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. SECURITY VALUATIONS

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors /
Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of October 31, 2008:

                                                                   VALUE OF
                                                                  INVESTMENT
              VALUATION INPUTS                                    SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $506,263,039
Level 2 - Other Significant Observable Inputs                               -
Level 3 - Significant Unobservable Inputs                                   -
                                                               -----------------
                                                                 $506,263,039
                                                               =================

4. FEDERAL TAX INFORMATION

As of October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 653,461,967
                                                                 ===============
Gross tax appreciation of investments                             $           -
Gross tax depreciation of investments                              (147,198,928)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $(147,198,928)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the three months ended October 31, 2008, follows:

                                                                                                 OCTOBER 31, 2008
                       JULY 31, 2008    PURCHASE      SALES       REALIZED     DISTRIBUTIONS    SHARE        MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST       GAIN (LOSS)    RECEIVED(1)    BALANCE        VALUE
----------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE

Equity
Growth Fund
Investor Class           4,691,102    $ 9,487,047  $ 6,753,326  $ (2,252,696)   $  601,097     4,966,171  $ 82,637,086
Growth Fund
Investor Class           2,350,836      5,425,537    3,248,508      (780,268)            -     2,506,297    44,336,394
Large Company
Value Fund
Investor Class           9,973,669      4,583,463    4,101,085    (1,487,910)      368,070    10,344,704    48,309,768
Real
Estate Fund
Investor Class             656,157        269,592    1,988,226      (780,884)       73,728       595,418     8,234,631
Small
Company Fund
Investor Class           1,708,539      1,175,377      902,553      (321,753)            -     1,804,750    10,214,885
Value Fund
Investor Class           6,177,671        674,550    3,964,250    (1,358,661)      207,925     5,752,133    26,977,504
Vista Fund
Investor Class           2,420,599      8,912,865    3,252,472    (1,219,864)            -     2,954,043    36,718,754
Diversified
Bond Fund
Investor Class          16,394,956      3,507,970   38,283,396    (1,013,968)    1,758,168    12,965,512   127,321,327
High-Yield Fund
Investor Class           2,231,525        269,766    1,224,919      (232,154)      244,202     2,082,025     9,868,799
Emerging
Markets Fund
Investor Class           2,892,755      7,676,880    2,516,207    (1,354,738)            -     4,113,680    18,511,560
International
Growth Fund
Investor Class           5,387,461     12,239,478    4,622,883    (1,719,304)            -     6,476,314    49,219,986
International
Bond Fund
Investor Class           1,256,612        404,547    2,704,555       (92,361)      485,181     1,093,307    14,278,589
Prime Money
Market Fund
Investor Class          38,694,460        809,559    9,870,263             -       244,920    29,633,756    29,633,756
                       -----------------------------------------------------------------------------------------------
                                      $55,436,631  $83,432,643  $(12,614,561)   $3,983,291                $506,263,039
                       ===============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(SM): AGGRESSIVE
OCTOBER 31, 2008

[american century investments logo and text logo ®]

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 61.1%
         2,797,417  Equity Growth Fund Investor Class               $ 46,549,020
         2,757,674  Growth Fund Investor Class                        48,783,254
         5,753,511  Large Company Value Fund
                    Investor Class                                    26,868,896
           429,427  Real Estate Fund Investor Class                    5,938,975
         1,307,388  Small Company Fund
                    Investor Class                                     7,399,816
         3,091,621  Value Fund Investor Class                         14,499,702
         3,579,422  Vista Fund Investor Class                         44,492,215
                                                                 ---------------
                                                                     194,531,878
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 19.1%
         4,975,743  Diversified Bond Fund
                    Investor Class                                    48,861,796
         2,490,296  High-Yield Fund Investor Class                    11,804,003
                                                                 ---------------
                                                                      60,665,799
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 17.8%
         4,171,069  Emerging Markets Fund
                    Investor Class                                    18,769,811
         4,979,800  International Growth Fund
                    Investor Class                                    37,846,480
                                                                 ---------------
                                                                      56,616,291
                                                                 ---------------
MONEY MARKET FUNDS - 1.9%
         6,232,925  Prime Money Market Fund
                    Investor Class                                     6,232,925
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  318,046,893
(Cost $421,639,326)                                              ---------------

OTHER ASSETS AND LIABILITIES - 0.1%                                      296,784
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $318,343,677
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century Investments funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. SECURITY VALUATIONS

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors /
Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of October 31, 2008:

                                                                   VALUE OF
                                                                  INVESTMENT
              VALUATION INPUTS                                    SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $318,046,893
Level 2 - Other Significant Observable Inputs                               -
Level 3 - Significant Unobservable Inputs                                   -
                                                              ------------------
                                                                 $318,046,893
                                                              ==================

4. FEDERAL TAX INFORMATION

As of October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 429,796,488
                                                                 ===============
Gross tax appreciation of investments                             $           -
Gross tax depreciation of investments                              (111,749,595)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $(111,749,595)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the three months ended October 31, 2008, follows:

                                                                                                OCTOBER 31, 2008
                       JULY 31, 2008    PURCHASE      SALES       REALIZED    DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST       GAIN (LOSS)   RECEIVED(1)    BALANCE       VALUE
--------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE

Equity
Growth Fund
Investor Class           2,770,430    $ 2,410,239  $ 2,693,868  $  (910,273)   $  354,864    2,797,417  $ 46,549,020
Growth Fund
Investor Class           2,712,624      2,934,582    2,486,742     (575,759)            -    2,757,674    48,783,254
Large Company
Value Fund
Investor Class           5,795,421        913,863    1,593,410     (574,276)      213,808    5,753,511    26,868,896
Real
Estate Fund
Investor Class             428,808        292,447      408,315     (153,302)       48,168      429,427     5,938,975
Small
Company Fund
Investor Class           1,256,722        617,787      443,155     (156,445)            -    1,307,388     7,399,816
Value Fund
Investor Class           3,433,888        440,881    2,932,974     (923,019)      115,547    3,091,621    14,499,702
Vista Fund
Investor Class           3,052,797      8,734,189    2,707,474     (987,654)            -    3,579,422    44,492,215
Emerging
Markets Fund
Investor Class           3,073,841      6,729,627    1,761,675     (933,608)            -    4,171,069    18,769,811
International
Growth Fund
Investor Class           4,403,715      6,678,891    2,506,507     (914,081)            -    4,979,800    37,846,480
Diversified
Bond Fund
Investor Class           6,598,190      1,659,923   18,091,452     (382,838)      702,659    4,975,743    48,861,796
High-Yield Fund
Investor Class           2,918,653        414,932    3,102,006     (666,541)      314,542    2,490,296    11,804,003
Prime Money
Market Fund
Investor Class           8,434,694        207,497    2,409,266            -        52,963    6,232,925     6,232,925
                       ---------------------------------------------------------------------------------------------
                                      $32,034,858  $41,136,844  $(7,177,796)   $1,802,551               $318,046,893
                       =============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(SM): VERY AGGRESSIVE
OCTOBER 31, 2008

[american century investments logo and text logo ®]

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 100.0%
DOMESTIC EQUITY FUNDS - 73.6%
         1,390,696  Equity Growth Fund Investor Class               $ 23,141,181
         1,350,074  Growth Fund Investor Class                        23,882,810
         2,896,318  Large Company Value Fund
                    Investor Class                                    13,525,805
           147,524  Real Estate Fund Investor Class                    2,040,257
           564,770  Small Company Fund
                    Investor Class                                     3,196,598
         1,588,964  Value Fund Investor Class                          7,452,241
         1,746,476  Vista Fund Investor Class                         21,708,697
                                                                 ---------------
                                                                      94,947,589
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 21.7%
         1,940,154  Emerging Markets Fund
                    Investor Class                                     8,730,693
         2,524,414  International Growth Fund
                    Investor Class                                    19,185,546
                                                                 ---------------
                                                                      27,916,239
                                                                 ---------------
FIXED INCOME FUNDS - 2.8%
           371,067  Diversified Bond Fund
                    Investor Class                                     3,643,878
                                                                 ---------------
MONEY MARKET FUNDS - 1.9%
         2,452,756  Prime Money Market Fund
                    Investor Class                                     2,452,756
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 100.0%                                 128,960,462
(Cost $178,170,605)                                              ---------------

OTHER ASSETS AND LIABILITIES(2)                                           41,431
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $129,001,893
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Category is less than 0.05% of total net assets.

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century Investments funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. SECURITY VALUATIONS

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors /
Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of October 31, 2008:

                                                                    VALUE OF
                                                                   INVESTMENT
              VALUATION INPUTS                                     SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           $128,960,462
Level 2 - Other Significant Observable Inputs                                -
Level 3 - Significant Unobservable Inputs                                    -
                                                                ----------------
                                                                  $128,960,462
                                                                ================

4. FEDERAL TAX INFORMATION

As of October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $182,604,249
                                                                 ===============
Gross tax appreciation of investments                              $          -
Gross tax depreciation of investments                               (53,643,787)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $(53,643,787)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the three months ended October 31, 2008, follows:

                                                                                                OCTOBER 31, 2008
                       JULY 31, 2008    PURCHASE      SALES       REALIZED    DISTRIBUTIONS    SHARE        MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST       GAIN (LOSS)   RECEIVED(1)    BALANCE        VALUE
--------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

Equity
Growth Fund
Investor Class           1,450,710    $   824,000  $ 2,706,526  $  (873,363)    $184,509     1,390,696  $ 23,141,181
Growth Fund
Investor Class           1,402,637        871,856    2,370,769     (560,628)           -     1,350,074    23,882,810
Large Company
Value Fund
Investor Class           3,078,875        477,840    2,030,129     (684,579)     112,802     2,896,318    13,525,805
Real
Estate Fund
Investor Class             182,136         95,176    1,126,499     (475,361)      20,325       147,524     2,040,257
Small
Company Fund
Investor Class             593,391        119,356      434,412     (150,409)           -       564,770     3,196,598
Value Fund
Investor Class           1,887,777        262,738    2,304,708     (643,052)      63,095     1,588,964     7,452,241
Vista Fund
Investor Class           1,586,013      3,128,542    1,647,510     (562,626)           -     1,746,476    21,708,697
Emerging
Markets Fund
Investor Class           1,507,458      2,768,491    1,066,331     (573,214)           -     1,940,154     8,730,693
International
Growth Fund
Investor Class           2,320,955      2,741,964    1,577,767     (558,667)           -     2,524,414    19,185,546
Diversified
Bond Fund
Investor Class             525,838        143,194    1,727,243      (60,946)      55,452       371,067     3,643,878
Prime Money
Market Fund
Investor Class           3,584,914         95,570    1,227,728            -       22,220     2,452,756     2,452,756
                       ---------------------------------------------------------------------------------------------
                                      $11,528,727  $18,219,622  $(5,142,845)    $458,403                $128,960,462
                       =============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:      /s/  Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    December 29, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    December 29, 2008

By:      /s/  Robert J. Leach
         --------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    December 29, 2008